Summary of Principal Accounting Policies - Leases (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Jan. 01, 2019 CNY (¥)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Lessee, Operating Lease, Existence of Option to Extend	false
Lessee, Operating Lease, Existence of Option to Terminate	false
Right-of-use assets	¥ 11,448,145	$ 1,659,825	¥ 28,356,766	¥ 152,300,000
Lease liabilities				144,300,000
Retained earnings	¥ (296,885,493)	$ (43,044,350)	¥ (316,796,899)
Cumulative effect adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Retained earnings				¥ 0